SCHEDULE OF RELATED PARTY BALANCES INCLUDED IN BALANCE SHEETS (Details) - USD ($) $ in Thousands	Jun. 30, 2026	Dec. 31, 2025
CURRENT LIABILITIES:
Accrued expense and other current liabilities	$ 568	$ 806
Related Party [Member]
CURRENT LIABILITIES:
Trade payables		78
Accrued expense and other current liabilities	$ 94	$ 136